First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments
September 30, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 73.3%
	Angola – 1.6%
1,444,000	Angolan Government International Bond (USD) (b)	9.13%	11/26/49	$1,038,118
	Argentina – 1.7%
383,926	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	107,500
385,881	Argentine Republic Government International Bond (USD) (c)	0.75%	07/09/30	110,683
2,949,672	Argentine Republic Government International Bond (USD) (c)	3.63%	07/09/35	734,927
543,200	Argentine Republic Government International Bond (USD) (c)	4.25%	01/09/38	160,450
				1,113,560
	Australia – 5.6%
7,000,000	Treasury Corp. of Victoria (AUD)	1.50%	11/20/30	3,630,300
	Bahrain – 1.6%
700,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	642,250
510,000	Bahrain Government International Bond (USD) (b)	6.25%	01/25/51	391,606
				1,033,856
	Brazil – 8.7%
5,079,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	989,806
24,870,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,717,131
				5,706,937
	Canada – 1.2%
1,251,000	CPPIB Capital, Inc. (CAD) (b)	1.95%	09/30/29	792,130
	Colombia – 1.8%
6,025,900,000	Colombian TES (COP)	9.25%	05/28/42	1,175,370
	Dominican Republic – 1.6%
359,000	Dominican Republic International Bond (USD) (d)	5.50%	02/22/29	329,442
25,050,000	Dominican Republic International Bond (DOP) (d)	11.25%	09/15/35	456,055
340,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	244,674
				1,030,171
	Ecuador – 1.8%
3,169,400	Ecuador Government International Bond (USD) (b) (c)	3.50%	07/31/35	1,186,353
	Egypt – 1.7%
1,223,000	Egypt Government International Bond (USD) (d)	8.50%	01/31/47	656,298
928,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	478,152
				1,134,450
	Georgia – 0.6%
418,000	Georgia Government International Bond (USD) (d)	2.75%	04/22/26	373,961
	Ghana – 0.5%
662,000	Ghana Government International Bond (USD) (b)	7.63%	05/16/29	295,101
	Hungary – 1.9%
243,430,000	Hungary Government Bond (HUF)	2.50%	10/24/24	621,409
269,970,000	Hungary Government Bond (HUF)	3.00%	10/27/27	617,965
				1,239,374
	Indonesia – 0.4%
3,259,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	235,281

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Iraq – 1.3%
909,563	Iraq International Bond (USD) (b)	5.80%	01/15/28	$843,490
	Ivory Coast – 1.0%
919,000	Ivory Coast Government International Bond (EUR) (b)	6.63%	03/22/48	670,695
	Kenya – 0.9%
873,000	Republic of Kenya Government International Bond (USD) (b)	8.25%	02/28/48	597,062
	Malaysia – 2.1%
6,499,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,393,055
	Mexico – 8.6%
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,134,404
61,423,900	Mexican Bonos (MXN)	5.75%	03/05/26	3,163,509
28,833,400	Mexican Bonos (MXN)	7.75%	11/13/42	1,333,508
				5,631,421
	Morocco – 0.9%
665,000	Morocco Government International Bond (USD) (b)	2.38%	12/15/27	573,217
	New Zealand – 4.6%
3,708,000	New Zealand Government Bond (NZD)	0.50%	05/15/24	2,152,113
2,337,000	New Zealand Government Bond (NZD)	2.75%	05/15/51	854,319
				3,006,432
	Nigeria – 0.7%
634,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	424,153
	Oman – 2.3%
1,590,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	1,503,180
	Peru – 3.3%
8,575,000	Peruvian Government International Bond (PEN) (b)	6.90%	08/12/37	2,156,367
	Poland – 3.3%
12,836,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	2,146,125
	Qatar – 2.2%
1,733,000	Qatar Government International Bond (USD) (b)	4.40%	04/16/50	1,418,055
	Rwanda – 0.6%
532,000	Rwanda International Government Bond (USD) (d)	5.50%	08/09/31	415,234
	Saudi Arabia – 1.1%
745,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	711,374
	South Africa – 2.2%
37,211,600	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	1,450,827
	Turkey – 2.8%
1,817,000	Turkey Government International Bond (USD)	9.38%	01/19/33	1,854,550
	Ukraine – 0.3%
572,000	Ukraine Government International Bond (USD) (b)	7.75%	09/01/29	165,039
	United Kingdom – 2.7%
1,458,500	United Kingdom Gilt (GBP) (b)	4.25%	06/07/32	1,770,885
	Uruguay – 1.0%
24,994,821	Uruguay Government International Bond (UYU)	4.38%	12/15/28	682,226

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Uzbekistan – 0.7%
300,000	National Bank of Uzbekistan (USD) (b)	4.85%	10/21/25	$280,950
260,000	Republic of Uzbekistan International Bond (USD) (d)	3.70%	11/25/30	203,734
				484,684
	Total Foreign Sovereign Bonds and Notes			47,883,033
	(Cost $54,430,288)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) – 30.3%
	Barbados – 0.5%
337,000	Sagicor Financial Co., Ltd. (USD) (d)	5.30%	05/13/28	316,854
	Brazil – 2.4%
440,000	Banco do Brasil S.A. (USD) (b) (f)	6.25%	(g)	407,037
228,000	BRF S.A. (USD) (d)	5.75%	09/21/50	153,029
387,306	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	330,013
500,000	Itau Unibanco Holding S.A. (USD) (b) (f)	4.63%	(g)	411,149
291,000	Minerva Luxembourg S.A. (USD) (d)	8.88%	09/13/33	289,187
1,550,000	OAS Finance Ltd. (USD) (f) (h) (i) (j)	8.88%	(g)	11,625
460,000	OAS Investments GmbH (USD) (h) (i) (j)	8.25%	10/19/19	3,450
				1,605,490
	Chile – 0.6%
468,000	Empresa Nacional del Petroleo (USD) (d)	3.45%	09/16/31	375,086
	China – 1.3%
888,000	Huarong Finance II Co., Ltd. (USD) (b)	5.50%	01/16/25	838,050
	Colombia – 2.2%
831,000	Ecopetrol S.A. (USD)	5.38%	06/26/26	798,666
218,000	Ecopetrol S.A. (USD)	8.88%	01/13/33	213,109
600,000	Empresas Publicas de Medellin ESP (USD) (b)	4.38%	02/15/31	461,144
				1,472,919
	Dominican Republic – 0.7%
491,000	AES Espana BV (USD) (d)	5.70%	05/04/28	439,117
	Ecuador – 0.7%
465,770	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	441,168
	Georgia – 0.5%
345,000	Georgian Railway JSC (USD) (b)	4.00%	06/17/28	302,043
	Ghana – 1.1%
900,000	Tullow Oil PLC (USD) (b)	7.00%	03/01/25	696,177
	India – 2.9%
160,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	1,909,295
	Israel – 1.4%
311,000	Energean Israel Finance Ltd. (USD) (b) (d)	8.50%	09/30/33	310,767
600,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD)	7.13%	01/31/25	602,692
				913,459
	Kazakhstan – 0.9%
806,000	KazMunayGas National Co. JSC (USD) (b)	5.75%	04/19/47	628,487

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Mexico – 3.4%
400,000	BBVA Bancomer S.A. (USD) (b) (f)	5.13%	01/18/33	$344,724
237,000	Braskem Idesa S.A.P.I. (USD) (d)	6.99%	02/20/32	142,728
225,000	Cemex SAB de CV (USD) (d) (f)	9.13%	(g)	234,507
22,160,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	1,194,396
350,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	308,092
				2,224,447
	Nigeria – 2.2%
526,000	Access Bank PLC (USD) (d)	6.13%	09/21/26	447,337
464,000	BOI Finance BV (EUR) (d)	7.50%	02/16/27	416,868
270,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	227,216
400,000	SEPLAT Energy PLC (USD) (d)	7.75%	04/01/26	342,180
				1,433,601
	Oman – 1.0%
250,000	EDO Sukuk Ltd. (USD) (d)	5.88%	09/21/33	247,305
400,000	Oryx Funding Ltd. (USD) (d)	5.80%	02/03/31	381,676
				628,981
	Peru – 0.5%
522,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	316,004
	Russia – 0.0%
500,000	Sovcombank Via SovCom Capital DAC (USD) (f) (h)	7.75%	(g)	9,700
	Singapore – 0.7%
520,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	475,277
	South Africa – 2.6%
530,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	518,030
43,650,000	Eskom Holdings SOC Ltd. (ZAR)	(k)	12/31/32	494,892
400,000	Liquid Telecommunications Financing PLC (USD) (d)	5.50%	09/04/26	257,634
300,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	268,473
200,000	Transnet SOC Ltd. (USD) (d)	8.25%	02/06/28	191,974
				1,731,003
	Tanzania – 0.7%
452,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	436,553
	Trinidad And Tobago – 1.0%
632,000	Heritage Petroleum Co., Ltd. (USD) (d)	9.00%	08/12/29	656,648
	Turkey – 0.5%
352,000	We Soda Investments Holdings PLC (USD) (d)	9.50%	10/06/28	355,520
	Ukraine – 1.6%
467,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	287,586
567,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	389,926
453,000	NPC Ukrenergo (USD) (d)	6.88%	11/09/28	127,973
460,000	Ukraine Railways Via Rail Capital Markets PLC (USD) (b)	8.25%	07/09/26	228,039
				1,033,524
	Zambia – 0.9%
291,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	290,817

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Zambia (Continued)
285,000	First Quantum Minerals Ltd. (USD) (d)	8.63%	06/01/31	$283,983
				574,800
	Total Foreign Corporate Bonds and Notes			19,814,203
	(Cost $24,767,375)

CORPORATE BONDS AND NOTES (a) – 0.9%
	United States – 0.9%
24,587,000	JPMorgan Chase Bank, N.A. (UAH) (d)	11.67%	11/27/23	549,125
	(Cost $930,663)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 18.8%
$2,783,500	United States Treasury Note	2.75%	07/31/27	2,593,330
9,432,200	United States Treasury Note	2.38%	05/15/29	8,384,342
2,038,500	United States Treasury Note	2.38%	05/15/51	1,293,333
	Total U.S. Government Bonds and Notes			12,271,005
	(Cost $14,079,013)

Total Investments – 123.3%	80,517,366
(Cost $94,207,339)
Outstanding Loan – (25.4)%	(16,600,000)
Net Other Assets and Liabilities – 2.1%	1,391,598
Net Assets – 100.0%	$65,308,964

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2023	Sale Value as of 9/30/2023	Unrealized Appreciation/ (Depreciation)
10/18/23	DB	CAD	587,000	USD	444,520	$ 432,291	$ 444,520	$ (12,229)
10/18/23	GS	JPY	454,387,794	USD	3,304,633	3,051,060	3,304,633	(253,573)
10/18/23	DB	ZAR	23,422,868	USD	1,222,307	1,234,981	1,222,307	12,674
10/18/23	CIT	USD	4,611,214	AUD	6,875,000	4,611,214	4,423,437	187,777
11/22/23	BAR	USD	1,691,097	BRL	8,460,000	1,691,097	1,671,081	20,016
10/18/23	DB	USD	882,901	GBP	681,112	882,901	831,126	51,775
10/18/23	GS	USD	1,153,724	NZD	1,865,000	1,153,724	1,117,792	35,932
10/18/23	BAR	USD	3,098,212	ZAR	57,311,000	3,098,212	3,021,748	76,464
Net Unrealized Appreciation / (Depreciation)								$118,836

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
(a)	All of these securities are available to serve as collateral for the outstanding loan.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at September 30, 2023.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by abrdn Inc., the Fund’s sub-advisor (“abrdn” or the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2023, securities noted as such amounted to $14,581,811 or 22.3% of net assets.
(e)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by abrdn.
(f)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(g)	Perpetual maturity.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(i)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(j)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(k)	Zero coupon bond.

Abbreviations throughout the Portfolio of Investments:
AUD	Australian Dollar
BAR	Barclays Bank
BRL	Brazilian Real
CAD	Canadian Dollar
CIT	Citibank, NA
COP	Colombian Peso
DB	Deutsche Bank
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound Sterling
GS	Goldman Sachs
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Credit Quality†	% of Total Investments
AAA	20.0%
AA	6.3
AA-	2.2
A+	0.9
A	2.7
A-	2.2
BBB+	13.0
BBB	4.5
BBB-	4.6
BB+	4.1
BB	13.2
BB-	4.3
B+	4.2
B	6.6
B-	4.9
CCC+	0.5
CCC	1.1
CCC-	1.4
CC	1.6
Not Rated	1.7
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	74.7%
Banks	5.1
Integrated Oils	3.5
Utilities	3.0
Exploration & Production	2.5
Refining & Marketing	1.5
Metals & Mining	1.2
Financial Services	1.0
Food & Beverage	1.0
Railroad	0.9
Industrial Other	0.8
Pharmaceuticals	0.8
Transportation & Logistics	0.5
Government Development Banks	0.5
Chemicals	0.5
Oil & Gas Services & Equipment	0.4
Life Insurance	0.4
Software & Services	0.4
Retail - Consumer Staples	0.4
Wireline Telecommunications Services	0.3
Renewable Energy	0.3
Construction Materials	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments††
USD	62.3%
MXN	8.5
BRL	5.0
JPY	3.8
PEN	2.7
PLN	2.7
INR	2.4
NZD	2.3
MYR	1.7
HUF	1.5
CAD	1.5
COP	1.5
EUR	1.3
GBP	1.2
UYU	0.8
UAH	0.7
DOP	0.6
IDR	0.3
ZAR	0.2
AUD	-1.0
Total	100.0%

††	The weightings include the impact of currency forwards.

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows:
ASSETS TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 47,883,033	$ —	$ 47,883,033	$ —
Foreign Corporate Bonds and Notes*	19,814,203	—	19,814,203	—
U.S. Government Bonds and Notes	12,271,005	—	12,271,005	—
Corporate Bonds and Notes*	549,125	—	549,125	—
Total Investments	80,517,366	—	80,517,366	—
Forward Foreign Currency Contracts	384,638	—	384,638	—
Total	$ 80,902,004	$—	$ 80,902,004	$—

LIABILITIES TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (265,802)	$ —	$ (265,802)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of September 30, 2023, the Fund held restricted securities as shown in the following table that abrdn has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$0.75	$1,550,000	$11,625	0.02%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.01
Sovcombank Via SovCom Capital DAC, 7.75%	2/19/2020	500,000	1.94	511,643	9,700	0.01
				$2,521,643	$24,775	0.04%